Selling, General and Administrative Expenses - Summary of Selling General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling General And Administrative Expense [Abstract]
Demand generation expenses	$ 97,295	$ 69,202	$ 48,381
Technology	68,224	31,611	12,269
Depreciation and amortization	23,537	10,980	6,897
Share based payments	$ 53,819	$ 21,486	$ 19,848